Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 8,818	$ 9,302
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	6,309	6,799
Weichai Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	1,824	1,824
Other equity accounted investees
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 685	$ 679